Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Disclosure of Long-term Borrowings [line items]
Summary of Long-term Borrowings

	2025	2024

Remaining terms less than 1 year	-	-

Remaining terms 1 - 5 years	-	-

Remaining terms 5 - 10 years	286	301

Remaining terms over 10 years	455	480

On December 31	740	781

Fair value of long-term borrowings	806	835